Business Combination (Details) - Schedule of fair value of the equity instruments $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule of fair value of the equity instruments [Abstract]
No. of shares/warrants common shares (in Shares) | shares	14,554,807
Fair value per share/warrant common shares (in Dollars per share) | $ / shares	$ 6.85
Fair value common shares	$ 99,715
No. of shares/warrants vested Founder shares subject to one year lock-up restriction post Business Combination closing date (in Shares) | shares	1,120,000
Fair value per share/warrant vested Founder shares subject to one year lock-up restriction post Business Combination closing date (in Dollars per share) | $ / shares	$ 6.39
Fair value vested Founder shares subject to one year lock-up restriction post Business Combination closing date	$ 7,156
No. of shares/warrants unvested Tiberius Founder shares (in Shares) | shares	1,842,152
Fair value per share/warrant unvested Tiberius Founder shares (in Dollars per share) | $ / shares	$ 3.48
Fair value unvested Tiberius Founder shares	$ 6,407
No. of shares/warrants warrants (in Shares) | shares	12,750,000
Fair value per share/warrant warrants (in Dollars per share) | $ / shares	$ 0.53
Fair value warrants	$ 6,807
Fair value total Value of Consideration	$ 120,085